RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party [Abstract]
Disclosure of detailed information about related parties outstanding balances [Text Block]
The balances as at December 31, 2017 and 2016 were as follows:

	December 31,	December 31,
	2017	2016
Payable to the Operator of the GK Mine*	$523	$926
Payable to De Beers Canada Inc. for interest on letters of credit	339	-
Receivable from De Beers Canada Inc. for sunk cost overpayment	21	-
Payable to International Investment and Underwriting	32	53
Payable to key management personnel	178	3

*included in accounts payable and accrued liabilities

Disclosure of transactions between related parties [text block]
The transactions for the years ended December 31, 2017 and 2016 were as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
The total of the transactions:
Kennady Diamonds	$90	$90
International Investment and Underwriting	82	53
Remuneration to key management personnel	3,878	2,077
Sunk cost repayment to De Beers Canada Inc.	49,063	-
Diamonds sold to De Beers Canada Inc.	8,791	3,622
Diamonds purchased from De Beers Canada Inc.	19,470	10
Finance costs incurred from De Beers Canada Inc.	339	205
Assets purchased from De Beers Canada Inc.	324	553
Management fee charged by the Operator of the GK Mine	4,153	5,211

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
The remuneration expense of directors and other members of key management personnel for the years ended December 31, 2017 and 2016 were as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Consulting fees, payroll, director fees, bonus and other short-term benefits	$2,707	$1,608
Share-based payments	1,171	469
	$3,878	$2,077